Interests in associates and joint ventures - Summarized asset and liability information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interests in associates and joint ventures [abstract]
Non-current financial assets	€ 0	€ 0	€ 2
Trade receivables	37	31	30
Current financial assets	2	(1)	(2)
Other current assets	1		0
Current financial liabilities	0	7	4
Trade payables	10	€ 9	€ 8
Other current liabilities	0
Deferred income	€ 0